Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Trade and Other Payables [Abstract]
Trade payables (content and service providers)	$ 11,643,705	$ 11,950,981
Accrued content acquisition and royalty costs	7,676,733	8,013,832
Other accrued expenses	3,751,631	3,447,849
Withholding taxes payable	1,122,906	1,164,127
Other payables	1,546,776	1,473,667
Deferred purchase price	250,000	250,000
Social security and taxes payable	75,203	106,822
Trade and other payables	$ 26,066,954	$ 26,407,278